Investments - Investments in Debt and Equity Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost
Equity	$ 344,669	$ 323,907
Debt	908,316	833,035
Other	2,889	10,445
Total	1,255,874	1,167,387
Gross Unrealized Gains
Equity	246,795	159,445
Debt	3,938	372
Other	61	20
Total	250,794	159,837
Gross Unrealized Losses
Equity	(5,549)	(8,949)
Debt	(25,181)	(46,369)
Other	(36)	(9)
Total	(30,766)	(55,327)
Fair Value
Equity	585,915	474,403
Debt	887,073	787,038
Other	2,914	10,456
Total	$ 1,475,902	$ 1,271,897